Document and Entity Information (USD $)	4 Months Ended
May 03, 2009
Document Information:
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2009
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q1
Entity Information:
Entity Registrant Name	Company Name
Entity Central Index Key	0001068124
Current Fiscal Year End Date	--12-31
Entity Public Float	$ 0